BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES [ABSTRACT]
Right-of-use assets	$ 145
Lease liabilities	$ 147	$ 250
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.50%